Senior Secured Convertible Note (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	May 27, 2021 CAD ($) $ / shares shares	May 27, 2021 USD ($) shares	Jul. 31, 2021 CAD ($) $ / shares shares	Jul. 31, 2021 USD ($) shares	Jul. 31, 2020 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 22, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jul. 23, 2021 USD ($)	May 27, 2021 USD ($)	Jul. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 51,875
Redemption amount			458,710	$ 368,087,000
Deferred financing costs			86,974		$ 0			$ 72,214,000			$ 0
Transaction costs			18,100	$ 14,524,000
Shortfall cash payments			3,893
Loss on fair value due to changes in credit spread			$ 1,169		0
Senior Secured Convertible Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 434,628									$ 360,000,000
Proceeds from issue of bonds, notes and debentures	$ 395,511	$ 327,600,000
Percentage of principal amount of notes sold	91.00%	91.00%
Description of conversion terms for debt instrument			The Note can be converted in full or in part by the Holder into freely tradeable common shares of the Company at any time before the second last trading day before the maturity date at a conversion rate of 142.6533 common shares per US$1 ("conversion rate"). The Note includes different conversion and redemption options (summarized below) available to the Holder and the Company, subject to certain terms and limitations. At any given point, the beneficial ownership of the Holder in the Company is restricted to 9.99% (the "maximum ownership threshold"). Any conversion or redemption option exercised in common shares which would result in the Holder exceeding the maximum ownership threshold is null and void. Any outstanding payments due on maturity date will be settled in cash.	The Note can be converted in full or in part by the Holder into freely tradeable common shares of the Company at any time before the second last trading day before the maturity date at a conversion rate of 142.6533 common shares per US$1 ("conversion rate"). The Note includes different conversion and redemption options (summarized below) available to the Holder and the Company, subject to certain terms and limitations. At any given point, the beneficial ownership of the Holder in the Company is restricted to 9.99% (the "maximum ownership threshold"). Any conversion or redemption option exercised in common shares which would result in the Holder exceeding the maximum ownership threshold is null and void. Any outstanding payments due on maturity date will be settled in cash.
Number of shares issued per $1,000 principal amount of notes | shares			142.6533	142.6533
Early conversion option	$ 60,365									50,000,000
Redemption amount	478,091	$ 396,000,000
Optional redemption option						$ 20,000,000				15,000,000
Optional redemption options, maximum amount from previous months										50,000,000
Threshold market price of equity condition								$ 5.00
Fair value of senior secured convertible note	$ 491,714		$ 454,673
Share price | $ / shares	$ 6.53		$ 3.98
Volatility	85.00%	85.00%	85.00%	85.00%
Risk-free rate	0.227%	0.227%	0.327%	0.327%
Credit spread	16.06%	16.06%	15.44%	15.44%
Dividend payment	$ 0		$ 0
Number of diluted common shares | shares	284,600,000	284,600,000
Description of monthly redemptions			the Company must	the Company must
Description of forced conversion			The Company has an option, subject to certain conditions, to force the holder to redeem the outstanding principal at a forced conversion price if the Daily VWAP is greater than 150% of the conversion price on each of 20 consecutive trading days after the issue date. The Company may elect to redeem all or a portion of the Principal Amount into common shares or cash. An additional amount of 5% of the Principal Amount at the time of the forced conversion will also be payable in cash by the Company to the Holder unless the Daily VWAP exceeds 175% of the conversion price for five days for each of the 20 previous trading days.	The Company has an option, subject to certain conditions, to force the holder to redeem the outstanding principal at a forced conversion price if the Daily VWAP is greater than 150% of the conversion price on each of 20 consecutive trading days after the issue date. The Company may elect to redeem all or a portion of the Principal Amount into common shares or cash. An additional amount of 5% of the Principal Amount at the time of the forced conversion will also be payable in cash by the Company to the Holder unless the Daily VWAP exceeds 175% of the conversion price for five days for each of the 20 previous trading days.
Deposit with a collateral agent									$ 80,000,000	$ 95,000,000
Transaction costs			$ 18,078	$ 14,975,000
Unrecognized day 1 loss			96,200	$ 79,700,000
Loss on fair value due to changes in credit spread			(1,590)		$ 0
Foreign exchange gain (loss) adjustment due to one percent increase (decrease) in foreign exchange rate			4,547
Change in fair value by increase/decrease of credit spread by 0.5%			2,614
Change in fair value by increase/decrease of share price by 10%			$ 7,443
Senior Secured Convertible Notes | Subsequent events
Disclosure of detailed information about borrowings [line items]
Threshold market price of equity condition							$ 1.50